Other Accounts Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2024
Other Accounts Receivable and Prepaid Expenses [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	NOTE 5: - OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
	December 31,
	2024	2023

Governmental authorities	$628	$581
Prepaid expenses	1,033	885
Others	158	126
	$1,819	$1,592